Note 10 - Leases - Summary of Other Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 892	$ 889
Weighted-average remaining lease term – operating leases (Year)	3 years 292 days	4 years 255 days
Weighted-average discount rate – operating leases	2.19%	2.19%